Segmented information - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEGMENTED INFORMATION
Revenues	$ 786.5	$ 604.4
Major Customer
SEGMENTED INFORMATION
Percentage of entity's revenue	91.60%	90.40%
Customer
SEGMENTED INFORMATION
Revenues	$ 720.7	$ 546.2
Rainy River | Customers one
SEGMENTED INFORMATION
Revenues	206.0	174.1
Rainy River | Customers two
SEGMENTED INFORMATION
Revenues	198.6	134.3
Rainy River | Customers three
SEGMENTED INFORMATION
Revenues	99.3	112.1
New Afton | Customers one
SEGMENTED INFORMATION
Revenues	125.7	76.1
New Afton | Customers two
SEGMENTED INFORMATION
Revenues	$ 91.1	$ 49.6